Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2022
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information — Condensed Financial Statements of Parent Company

Canadian Solar Inc.

The following condensed financial statements of Canadian Solar Inc. has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.’s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2022 of $658,166, exceeded the 25% threshold.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries. The Company's share of income from its subsidiaries is reported as equity in earnings of subsidiaries in the condensed financial statements. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31,	December 31,
	2021	2022

	(In Thousands of U.S. Dollars, except
	share data)
ASSETS
Current assets:
Cash and cash equivalents	27,432	15,661
Amounts due from subsidiaries	638,832	582,685
Derivative assets	521	—
Prepaid expenses and other current assets	5,318	13,218
Total current assets	672,103	611,564
Investments in subsidiaries	1,992,658	2,158,474
Investments in affiliates	10,755	11,745
Deferred tax assets	1,946	1,755
Other non-current assets	45,213	39,837
TOTAL ASSETS	2,722,675	2,823,375
LIABILITIES AND EQUITY
Current liabilities:
Amounts due to subsidiaries	682,247	640,055
Derivative liabilities	—	762
Other current liabilities	5,676	4,522
Total current liabilities	687,923	645,339
Convertible notes	224,675	225,977
Deferred tax liabilities	1,562	4,690
Liability for uncertain tax positions	7,432	5,730
TOTAL LIABILITIES	921,592	881,736
Equity:
Common shares — no par value: unlimited authorized shares, 64,022,678 and 64,506,055 shares issued and outstanding at December 31, 2021 and 2022, respectively	835,543	835,543
Additional paid-in capital	(19,428)	1,127
Retained earnings	1,035,552	1,275,520
Accumulated other comprehensive loss	(50,584)	(170,551)
TOTAL EQUITY	1,801,083	1,941,639
TOTAL LIABILITIES AND EQUITY	2,722,675	2,823,375

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2020	2021	2022

	(In Thousands of U.S. Dollars)
Net revenues	2,170	341	—
Cost of revenues	—	—	—
Gross profit	2,170	341	—
Operating expenses:
Selling and distribution expenses	2,174	766	890
General and administrative expenses	49,688	9,177	11,261
Research and development expenses	692	182	155
Other operating income, net	—	(282)	—
Total operating expenses	52,554	9,843	12,306
Loss from operations	(50,384)	(9,502)	(12,306)
Other income (expenses):
Interest expense	(9,628)	(19,677)	(23,229)
Interest income	30,536	20,249	20,563
Gain (loss) on change in fair value of derivatives, net	25,341	4,043	(844)
Foreign exchange gain (loss), net	13,768	(3,674)	616
Other income (expenses), net:	60,017	941	(2,894)
Income (loss) before income taxes and equity in earnings of subsidiaries	9,633	(8,561)	(15,200)
Income tax benefit (expense)	(34,223)	2,424	8,786
Equity in earnings of subsidiaries	171,293	101,385	246,382
Net income	146,703	95,248	239,968

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

	Years Ended December 31,
	2020	2021	2022

	(In Thousands of U.S. Dollars)
Net income	146,703	95,248	239,968
Other comprehensive income (loss) (net of tax)	80,928	(21,905)	(120,511)
Comprehensive income	227,631	73,343	119,457

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2020	2021	2022

	(In Thousands of U.S. Dollars)
Operating activities:
Net income	146,703	95,248	239,968
Adjustments to reconcile net income to net cash provided by provided by (used in) operating activities:
Depreciation and amortization	156	150	—
Accretion of convertible notes	388	1,461	1,302
Loss (gain) on change in fair value of derivatives	(25,341)	(4,043)	844
Allowance for credit losses	357	—	—
Equity in earnings of subsidiaries	(171,293)	(101,385)	(246,382)
Share-based compensation	12,350	8,808	9,370
Deferred taxes	(468)	805	3,319
Changes in operating assets and liabilities:
Amounts due from subsidiaries	287,865	(206,892)	10,990
Prepaid expenses and other current assets	(13,183)	17,353	(7,900)
Other non-current assets	28,459	(4,907)	10
Amounts due to subsidiaries	(340,502)	(42,224)	38,610
Other current liabilities	31,809	(27,293)	(1,154)
Liability for uncertain tax positions	306	(5,915)	(1,702)
Net settlement of derivatives	19,517	4,633	439
Net cash provided by (used in) operating activities	(22,877)	(264,201)	47,714
Investing activities:
Investments in subsidiaries	(126,487)	(138,456)	(65,421)
Investments in affiliates	(2,766)	(5,273)	(990)
Loans to subsidiaries	(264,848)	(201,192)	(122,050)
Repayment of loans to subsidiaries	20,485	253,816	172,573
Net cash used in investing activities	(373,616)	(91,105)	(15,888)
Financing activities:
Proceeds from (repayment of) short-term borrowings	30,000	(80,000)	—
Repayment of loan from subsidiary	—	—	(49,554)
Loan from a subsidiary	—	280,000	—
Net proceeds from issuance of common shares	—	148,510	—
Proceeds from changes in ownership interests in subsidiaries without change of control	224,553	—	—
Net proceeds from issuance of convertible notes	222,826	—	—
Payments for repurchase of common shares	(5,963)	—	—
Proceeds from exercise of stock options	1,035	—	—
Net cash provided by (used in) financing activities	472,451	348,510	(49,554)
Effect of exchange rate changes	(43,246)	(797)	5,957
Net increase (decrease) in cash, cash equivalents and restricted cash	32,712	(7,593)	(11,771)
Cash, cash equivalents and restricted cash at the beginning of the year	2,313	35,025	27,432
Cash, cash equivalents and restricted cash at the end of the year	35,025	27,432	15,661
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	7,966	20,272	30,521